Fair Value Measurements (Details) - Schedule of assets are measured at fair value on a recurring basis - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 130,240,715	$ 130,681,047	$ 130,311,535
Level 3 [Member]
Liabilities:
Warrant Liability – Private Placement Warrants	$ 4,779,876	$ 3,950,311	$ 1,975,155